UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  December 31, 1999
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     02/08/00
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       63
                                        ----------------------

Form 13F Information Table Value Total:      246045
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                   Markel Gayner Asset Management
                                                              FORM 13F
                                                         December 31, 1999

                                                                                                                   Voting Authority
                                                                                                                   -----------------
                                                                     Value     Shares/ Sh/ Put/   Invstmt
       Name of Issuer         Title of class            CUSIP      (x$1000)    Prn Amt Prn Call   Dscretn Managers Sole Shared  None
       --------------         --------------            -----      --------    ------- --- ----   ------- -------- ---- ------  ----
A.G. Edwards                      COM                  25816109        324       10100 SH          Other                  10100
A.J. Gallagher                    COM                 363576109        745       11500 SH          Other                  11500
AT&T                              COM                   1957109        874       17200 SH          Other                  17200
Ace Limited                       COM                 G0070K103       2735      163900 SH          Other                 163900
Aluminum Company of America       COM                  22249106      13349      160835 SH          Other                 160835
American Express                  COM                  25816109      11305       68000 SH          Other                  68000
American International Group      COM                  26874107        456        4219 SH          Other                   4219
Amwest                            COM                  32345100       1758      242541 SH          Other                 242541
Anheuser Busch                    COM                  35229103      23731      334834 SH          Other                 334834
Aurora Foods                      COM                 05164B106       1242      133400 SH          Other                 133400
Bank of New York                  COM                  64057102       1204       30100 SH          Other                  30100
Berkshire Hathaway Class B        COM                  84670207      19133       10455 SH          Other                  10455
Berkshire Hathaway, Inc.          COM                 10382K102      11276         201 SH          Other                    201
Boeing Co                         COM                  97023105        796       19200 SH          Other                  19200
Brown Forman Class A              COM                 115637100       2039       37800 SH          Other                  37800
Caraustar Industries              COM                 140909102       2808      117000 SH          Other                 117000
Carmax                            COM                 172737306        672      290500 SH          Other                 290500
Cedar Fair LP                     COM                 150185106       8370      432000 SH          Other                 432000
Centerpoint Property Trust        COM                 151895109      18340      504200 SH          Other                 504200
Cincinnati Financial              COM                 172062101       9679      310335 SH          Other                 310335
Clayton Homes                     COM                 184190106       2527      275000 SH          Other                 275000
Cleveland Cliffs                  COM                 185896107       1777       57100 SH          Other                  57100
DuPont                            COM                 263534109        797       12102 SH          Other                  12102
Exel Limited                      COM                 G3242A102      15067      290447 SH          Other                 290447
Family Golf Centers               COM                 30701a106        225      160000 SH          Other                 160000
Federal Realty Trust              COM                 313747206       6959      369900 SH          Other                 369900
General Electric                  COM                 369604103        495        3200 SH          Other                   3200
Glaxo                             COM                 37733W105        223        4000 SH          Other                   4000
HCC Corporation                   COM                 404132102       4095      310500 SH          Other                 310500
Hillenbrand Industries            COM                 431573104       7627      240700 SH          Other                 240700
International Speedway            COM                 460335201       1647       32700 SH          Other                  32700
Interpublic Group                 COM                 460690100       2149       37260 SH          Other                  37260
Investors Title Company           COM                 461804106       4265      247250 SH          Other                 247250
J. Alexanders                     COM                 928753102        322      103000 SH          Other                 103000
Kimberly Clark Corp               COM                 494368103       1350       20625 SH          Other                  20625
LADD Financial Pfd B              COM                                  160       32000 SH          Other                  32000
Lockheed Martin                   COM                 539830109        376       17204 SH          Other                  17204
Lydall                            COM                 550819106        246       37200 SH          Other                  37200
Marriot International             COM                 571903202       1288       40800 SH          Other                  40800
Martin Marietta Materials         COM                 573284106      17319      422416 SH          Other                 422416
Mattel                            COM                 577081102        663       50500 SH          Other                  50500
National Golf Properties          COM                 63623G109       1655       83800 SH          Other                  83800
Nike                              COM                 654106103        743       15000 SH          Other                  15000
Penn National Gaming              COM                 707569109        523       58100 SH          Other                  58100
Penn Virginia Corporation         COM                 707882106       1156       69000 SH          Other                  69000
Philip Morris, Inc.               COM                 718154107       3082      133991 SH          Other                 133991
Plum Creek Lumber MLP             COM                 729237107        617       24700 SH          Other                  24700
RDO Equipment Co                  COM                 749413100        167       28500 SH          Other                  28500
RLI Corporation                   COM                 749607107      10968      322580 SH          Other                 322580
Regal Beloit                      COM                 758750103        311       15100 SH          Other                  15100
Regis Corporation                 COM                 758932107        642       34000 SH          Other                  34000
Safeskin                          COM                 786454108        606       50000 SH          Other                  50000
ServiceMaster                     COM                 817615107       4327      351443 SH          Other                 351443
Smithfield Foods                  COM                 832248108       3048      127000 SH          Other                 127000
Synalloy Corporation              COM                 871565107       2207      294250 SH          Other                 294250
Tandy Corp                        COM                 875382103       5981      121600 SH          Other                 121600
Terra Nova Corporation            COM                 876151033        492       16400 SH          Other                  16400
Tredegar Corporation              COM                 894650100        517       25000 SH          Other                  25000
United Dominion Realty Trust      COM                 910197102        145       14700 SH          Other                  14700
United Technologies               COM                 913017109        370        5688 SH          Other                   5688
Vulcan Materials                  COM                 929160109       1198       30000 SH          Other                  30000
Washington Post Co                COM                 939640108        292         525 SH          Other                    525
Washington Real Estate Investm    COM                 939653101       6583      438900 SH          Other                 438900
REPORT SUMMARY                    63 DATA RECORDS                   246045      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED